Report of the directors financial review risk report - The consensus Upside scenario (Details) - Upside scenario	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Central bank policy rate (%, min)	10.00%	10.00%
– United Kingdom
Disclosure of financial assets [line items]
Central bank policy rate (%, min)	10.00%	10.00%
– United Kingdom | Not later than one year
Disclosure of financial assets [line items]
GDP level (%, start-to-peak)	11.00%	11.30%
– United Kingdom | Later than one year and not later than two years
Disclosure of financial assets [line items]
Unemployment rate (%, min)	3.00%	3.50%
House price index (%, start-to-peak)	18.20%	24.20%
Inflation rate (YoY % change, min)	3.30%	1.40%
Central bank policy rate (%, min)	4.30%	3.60%
– France
Disclosure of financial assets [line items]
Central bank policy rate (%, min)	10.00%	10.00%
– France | Not later than one year
Disclosure of financial assets [line items]
GDP level (%, start-to-peak)	8.40%	8.90%
– France | Later than one year and not later than two years
Disclosure of financial assets [line items]
Unemployment rate (%, min)	6.60%	6.40%
House price index (%, start-to-peak)	23.30%	22.80%
Inflation rate (YoY % change, min)	2.30%	0.10%
Central bank policy rate (%, min)	2.50%	1.40%